MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-2

Collection Period						6/01/11-6/30/11
Determination Date						7/11/2011
Distribution Date						7/15/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$455,924,790.16
2	.	Collections allocable to Principal				$15,277,147.14
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$537,444.87
5	.	Pool Balance on the close of the last day of the related Collection Period				$440,110,198.15
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				34,142

7	.	Initial Pool Balance				$650,000,000.99

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$0.00		$0.00
		b.	Class A-2 Note Balance	$66,085,918.31		$50,508,545.18
		c.	Class A-3 Note Balance	$249,000,000.00		$249,000,000.00
		d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
		e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
		f.	Class C Note Balance	$8,125,000.00		$8,125,000.00
		g.	Note Balance (sum a - f)	$449,085,918.31		$433,508,545.18

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
		b.	Class A-2 Note Pool Factor	0.5507160		0.4209045
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.6909014		0.6669362

10	.	Overcollateralization Target Amount				$6,601,652.97
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,601,652.97

12	.	Weighted Average Coupon			%	9.52%
13	.	Weighted Average Original Term			months	65.29
14	.	Weighted Average Remaining Term			months	49.92

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$3,705,370.35
		b.	Liquidation Proceeds allocable to Finance Charge			$314.41
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$3,705,684.76

16	.	Principal:
		a.	Collections allocable to Principal			$15,277,147.14
		b.	Liquidation Proceeds allocable to Principal			$249,757.48
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$15,526,904.62

17	.	Total Finance Charge and Principal Collections (15d + 16d)				$19,232,589.38
18	.	Interest Income from Collection Account				$503.36
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$19,233,092.74

Available Funds

21	.	Available Collections		$19,233,092.74
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$19,233,092.74

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$379,937.33
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$379,937.33
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$2,849.53
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$2,849.53
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$0.00
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$0.00

		e.	Class A-2 Monthly Interest	$50,665.87
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$50,665.87

		i.	Class A-3 Monthly Interest	$292,575.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$292,575.00

		m.	Class A-4 Monthly Interest	$139,400.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$139,400.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$144,787.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$144,787.50

30	.	Secondary Principal Distributable Amount		$850,720.16

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$35,072.92
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$35,072.92

32	.	Tertiary Principal Distributable Amount		$8,125,000.00

33	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 27 through Ln 32))		$10,021,008.31

34	.	Reserve Account Deficiency		$0.00

35	.	Regular Principal Distributable Amount	$6,601,652.97

36	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37	.	Additional Servicing Fees, if any	$0.00

38	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,705,684.76
		b.	Total Daily Deposits of Principal Collections	$15,526,904.62
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$503.36
		e.	Total Deposits to Collection Account (sum a - d)	$19,233,092.74

40	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$379,937.33
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,849.53
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,239,874.42
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,610,431.46
		f.	Total Withdrawals from Collection Account (sum a - e)	$19,233,092.74

Note Payment Account Activity

41	.	Deposits
		a.	Class A-1 Interest Distribution	$0.00
		b.	Class A-2 Interest Distribution	$50,665.87
		c.	Class A-3 Interest Distribution	$292,575.00
		d.	Class A-4 Interest Distribution	$139,400.00
		e.	Class B Interest Distribution	$144,787.50
		f.	Class C Interest Distribution	$35,072.92

		g.	Class A-1 Principal Distribution	$0.00
		h.	Class A-2 Principal Distribution	$15,577,373.13
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$16,239,874.42

42	.	Withdrawals
		a.	Class A-1 Distribution	$0.00
		b.	Class A-2 Distribution	$15,628,039.00
		c.	Class A-3 Distribution	$292,575.00
		d.	Class A-4 Distribution	$139,400.00
		e.	Class B Distribution	$144,787.50
		f.	Class C Distribution	$35,072.92
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$16,239,874.42

Certificate Payment Account Activity

43	.	Deposits
		a.	Excess Collections	$2,610,431.46
		b.	Reserve Account surplus (Ln 53)	$47.42
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,610,478.88

44	.	Withdrawals
		a.	Certificateholder Distribution	$2,610,478.88
		b.	Total Withdrawals from Certificate Payment Account	$2,610,478.88

Required Reserve Account Amount

45	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$433,508,545.18

46	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
48	.	Investment Earnings	$47.42
49	.	Reserve Account Draw Amount	$0.00
50	.	Reserve Account Amount (Ln 47+ Ln 48 - Ln 49)	$1,625,047.42
51	.	Deposit from Available Funds (Ln 40d)	$0.00
52	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
53	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 52 exist		$47.42
54	.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55	.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57	.	Amount to be paid to Servicer from the Collection Account			$379,937.33
58	.	Amount to be paid to Backup Servicer from the Collection Account			$2,849.53
59	.	Amount to be deposited from the Collection Account into the Note Payment Account			$16,239,874.42
60	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,610,431.46
61	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$47.42
63	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$15,628,039.00
65	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$292,575.00
66	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$139,400.00
67	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
68	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
69	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$2,610,478.88

Net Loss and Delinquency Activity

70	.	Net Losses with respect to preceding Collection Period			$287,372.98
71	.	Cumulative Net Losses			$2,145,587.57
72	.	Cumulative Net Loss Percentage			0.3301%

73	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	498	$6,004,404.79
		b.	61 to 90 days past due	161	$1,632,192.58
		c.	91 or more days past due	54	$544,230.99
		d.	Total Past Due (sum a - c)	713	8,180,828.36

Servicer Covenant
74	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,281,549,000.00
75	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate as of July 11, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President